Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity value
Total Associates	$ 17,026	$ 13,330	$ 12,177
Total Joint ventures	6,097	5,359	4,791
Total Equity value	23,123	18,689	16,968
Loans	3,999	4,755	5,135
Total Equity value and Loans	27,122	23,444	22,103
Profit/(loss)
Total Associates	2,534	2,329	1,694
Total Joint ventures	872	841	321
Total share of profit/(loss) of equity affiliates	3,406	3,170	2,015
Other comprehensive income
Total Associates	592	(461)	(801)
Total Joint ventures	(184)	(79)	124
Share of other comprehensive income of equity affiliates, net amount	$ 408	$ (540)	$ (677)